Schedule of Maturities of Debt (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 5,654,527	$ 5,549,527
Total	$ 5,654,527	$ 5,549,527